Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued payroll	$ 263,616	$ 301,527	$ 318,594
Accrued interest expense	131,388	127,638	97,818
Accrued loss for legal matter	237,000	237,000	98,500
Other payables	16,342	26,878	757,244
Due to third parties	118,703	145,775
Accrued consulting expense payable			132,000
Sales tax payable	41,952	28,978	31,188
Total accrued expenses and other payables	$ 809,001	$ 867,796	$ 1,435,344